Interest-bearing loans and borrowings - Other borrowings (Details) € in Millions				12 Months Ended
	Feb. 23, 2021 USD ($)	Dec. 30, 2019 USD ($) vessel	Jun. 06, 2017 EUR (€)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				$ 1,273,413,000		$ 1,744,859,000		$ 1,768,510,000
Number of bareboat-in vessels | vessel				3
Bareboat leaseback contract duration				54 months
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Face amount | €			€ 50.0						€ 150.0	€ 50.0
Other borrowings (Note 16)				$ 38,700,000	€ 31.5	122,800,000	€ 109.3
Borrowings term			1 year
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				112,700,000
Number of bareboat-in vessels | vessel		3
Bareboat leaseback contract duration	36 months	54 months
Bareboat contract average daily rate per vessel	$ 22,500			20,681
Seller credit payable upon sale		$ 124,400,000
Sale And Leaseback Agreement - Lease Payments
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				79,211,000		102,064,000
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.60%
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets				1,200,000		1,300,000
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				117,588,000		221,205,000		198,879,000
Less than 1 year | Sale And Leaseback Agreement - Lease Payments
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				22,667,000		22,853,000
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				524,781,000		893,291,000		$ 1,135,969,000
Between 1 and 5 years | Sale And Leaseback Agreement - Lease Payments
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)				$ 56,545,000		$ 79,211,000